Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions used to Value Options

The Group used the Black Scholes Model to value the SARS under the Gold Fields 2005 Share Plan. The inputs to the model for awards granted during the period were as follows:

	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Weighted average exercise price - Rand	—	119.17	93.89	90.84
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	46.4%	50.2%	52.0%
Expected term (years)	—	5.90	3.0 - 4.2	3.0 - 4.2
Long-term expected dividend yield	—	1.70%	1.00%	1.00%
Weighted average risk free interest rate	—	6.90%	6.90%	7.90%
Weighted average fair value - Rand	—	51.66	55.06	43.82

The Group used the Monte-Carlo Simulation to value the PVRS under the Gold Fields 2005 Share Plan and the Gold Fields Limited 2005 Non-executive Director Share Plan. The inputs to the model for awards granted during the year were as follows:

	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	64.1%	50.1%	50.4%
Expected term (years)	—	3.0	3.0	3.0
Historical dividend yield	—	1.70%	1.90%	1.40%
Weighted average risk free interest rate (based on U.S. interest rate)	—	0.20%	0.20%	0.20%
Weighted average fair value - Rand	—	206.27	191.38	155.78

Details of Performance Vesting Restricted Shares and Share Appreciation Rights Granted under Share Plan

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at June 30, 2009	6,831,964	4,609,626	111.50	13.83
Granted during the year	3,177,552	1,564,217	90.84	11.98
Exercised and released	(341,309)	—	—	—
Forfeited	(619,793)	(513,571)	109.40	14.43
Conditions for vesting not met	(609,751)	—	—	—

Outstanding at June 30, 2010	8,438,663	5,660,272	106.00	14.00
Granted during the period	381,115	307,070	103.66	14.52
Exercised and released	(355,779)	(13,329)	103.07	14.44
Forfeited	(753,918)	(683,416)	104.01	14.57
Conditions for vesting not met	(60,000)	—	—	—

Outstanding at December 31, 2010	7,650,081	5,270,597	105.53	15.63
Granted during the period	3,165,342	1,638,484	119.17	16.51
Exercised and released	(2,559,552)	(1,247,317)	111.06	15.38
Forfeited	(886,759)	(631,621)	110.69	15.33

Outstanding at December 31, 2011	7,369,112	5,030,143	107.91	13.27
Exercised and released	(1,798,082)	(259,455)	106.36	12.99
Forfeited	(584,814)	(451,779)	117.14	14.30

Outstanding at December 31, 2012	4,986,216	4,318,909	107.37	12.53

Directors Affected by Gold Fields Management Scheme Modification

The following executive directors were affected by the modification:

	Number of options	Average instrument price (cps) R	Average instrument price (cps) $	Contractual life extended by (years)
NJ Holland	49,000	109.66	12.80	0.06
PA Schmidt	43,310	108.67	12.68	0.06

Summarize Information relating to Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2012.

	Outstanding options
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	7.00 - 9.92	3,400	1.95	69.48	8.11
	85.00 - 109.99	9.93 - 12.83	2,625,234	2.52	99.45	11.60
	110.00 - 134.99	12.84 - 15.75	1,652,471	3.72	119.65	13.96
	135.00 - 159.99	15.76 - 18.67	37,804	5.01	136.29	15.90

Total			4,318,909	3.00	107.48	12.53

Options Granted under Gold Fields Management Incentive Scheme

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding at June 30, 2009	2,304,421	77.20	9.58
Exercised and released	(778,172)	74.62	9.84
Forfeited	(173,616)	97.01	12.80

Outstanding at June 30, 2010	1,352,633	76.15	10.06
Exercised and released	(348,430)	75.40	10.56
Forfeited	(27,670)	96.06	13.45

Outstanding at December 31, 2010	976,533	75.85	11.24
Exercised and released	(614,340)	72.33	10.02
Forfeited	(50,968)	118.63	16.43

Outstanding at December 31, 2011	311,225	73.48	9.04
Exercised and released	(204,570)	68.60	8.38
Forfeited	(31,155)	73.91	9.02

Outstanding at December 31, 2012	75,500	86.51	10.09

Gold Fields Management Scheme Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2012:

			Outstanding and exercisable options
			Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 - 84.99	7.00 - 9.92	34,500	0.36	66.07	7.71
	85.00 - 109.99	9.93 - 12.83	21,800	0.53	89.80	10.48
	110.00 - 134.99	12.84 - 15.75	14,000	0.04	111.66	13.03
	135.00 - 159.99	15.76 - 18.67	5,200	0.17	140.66	16.41

Total			75,500	0.33	86.51	10.09

Restricted Shares Granted

Details of the restricted shares granted under this Plan are as follows:

No. of restricted shares
Outstanding at June 30, 2009	100,200
Granted during the year	47,300
Exercised and released	(11,622)

Outstanding at June 30, 2010	135,878
Exercised and released	(37,000)

Outstanding at December 31, 2010	98,878
Exercised and released	(56,978)

Outstanding at December 31, 2011	41,900
Exercised and released	(29,600)

Outstanding at December 31, 2012	12,300

Valuation Technique Monte Carlo
Assumptions used to Value Options

The Group uses the Monte-Carlo Simulation to value the Performance Shares. The inputs to the model for awards granted during the period were as follows:

2012
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	36.4%
Expected term (years)	3.00
Historical dividend yield	1.60%
Weighted average three year risk free interest rate (based on US interest rates)	0.70%
Weighted average fair value - Rand	R 162.14

A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions. The actual valuation is developed using a Monte-Carlo analysis of the future share price of Gold Fields:

Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	29.4%
Expected term (months)	9 - 18
Historical dividend yield	2.70%
Weighted average three year risk free interest rate (based on SA interest rates)	5.50%
Marketability discount	1.6%
Weighted average fair value - Rand	R 115.61

Gf Non Executive Director Share Plan
Details of Performance Shares and Bonus Shares Granted Under Share Plan

Details of the Performance shares and Bonus shares granted under this Plan are as follows:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2011	—	—
Granted during the year	4,511,700	1,368,423
Exercised and released	—	(528,392)
Forfeited	(249,530)	(47,655)

Outstanding at December 31, 2012	4,262,170	792,376

GF Non-Executive Director Share Plan
Details of Gold Fields Non-Executive Director Share Plan

Details of the Plan are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding as of June 30, 2009	81,700	88.54	10.99

Outstanding as of June 30, 2010	81,700	88.54	11.70
Exercised and released	(20,000)	78.49	10.99
Forfeited	(25,000)	110.03	15.41

Outstanding as of December 31, 2010	36,700	79.37	11.76
Exercised and released	(36,700)	79.37	10.99

Outstanding as of December 31, 2011 and 2012	—	—	—